FAIR VALUE (Tables)	12 Months Ended
Dec. 28, 2019
Assets measured at fair value

	December 28, 2019				December 29, 2018
	Quoted	Prices with			Quoted	Prices with
	Prices in	Other	Prices with		Prices in	Other	Prices with
	Active	Observable	Unobservable		Active	Observable	Unobservable
	Markets	Inputs	Inputs		Markets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Money market funds	$162,626	$562	$—	$163,188	$56	$5,267	—	$5,323
Fixed income funds	234	15,495	—	15,729	3,387	9,738	—	13,125
Equity securities	9,734	—	—	9,734	7,262	—	—	7,262
Alternative investments	—	—	1,941	1,941	—	—	1,756	1,756
Mutual funds:								—
Domestic stock funds	3,308	—	—	3,308	2,846	—	—	2,846
International stock funds	1,741	—	—	1,741	937	—	—	937
Target funds	281	—	—	281	237	—	—	237
Bond funds	850	—	—	850	796	—	—	796
Alternative funds	1,747	—	—	1,747	1,318	—	—	1,318
Total mutual funds	7,927	—	—	7,927	6,134	—	—	6,134
Total	$180,521	$16,057	1,941	$198,519	$16,839	$15,005	1,756	$33,600
Assets at fair value	$180,521	$16,057	1,941	$198,519	$16,839	$15,005	1,756	$33,600

Available for sale investment portfolio

	December 28, 2019			December 29,2018
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$15,376	$353	$15,729	$13,301	$(176)	$13,125
Equity	7,958	1,776	9,734	7,141	121	7,262
Mutual Funds	6,568	284	6,852	5,815	(567)	5,248
Alternative Investments	1,811	130	1,941	1,722	34	1,756
Total	$31,713	$2,543	$34,256	$27,979	$(588)	$27,391